SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND PRACTICES (Details Narrative)		12 Months Ended
	Jun. 08, 2023 USD ($)	Dec. 31, 2024 USD ($) shares	Dec. 31, 2024 USD ($) ¥ / shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2023 USD ($) ¥ / shares	Dec. 31, 2022 USD ($)	Dec. 31, 2022 USD ($) ¥ / shares
Gain on disposal	$ 7,389,310
Translation adjustments		$ 908,296		$ 898,766		$ 834,513
Historical rate | ¥ / shares			¥ 7.19		¥ 7.08		¥ 6.96
Average translation rates | ¥ / shares			¥ 7.12		¥ 7.04		¥ 6.70
Allowance for the doubtful accounts		13,488,433	¥ 13,488,433	13,658,675	¥ 13,658,675	4,854,638	¥ 4,854,638
Allowance for the doubtful accounts, Other receivables		13,987,956	13,987,956	13,481,228	13,481,228
Allowance for doubtful accounts prepayments		0	0	427,541	427,541
Impairment loss allowance		0	¥ 0	7,824,549	¥ 7,824,549
Impairment for long-lived assets		0		1,093,305		29,716
Loss on investment		1,690,000
Shipping and handling costs		$ 322		521		4,481
Advertising costs						977,631
Government subsidies				$ 70,148		19,969
Dilutive shares | shares		597,229		309,753
Employee benefits		$ 30,045		$ 1,014		$ 1,599,627
Variable Entity And Subsidiaries [Member]
Gain on disposal	$ 7,389,310